BlackRock Balanced Capital Fund, Inc.
BlackRock Basic Value Fund, Inc.
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund, Inc.
BlackRock Focus Value Fund, Inc.
BlackRock Fundamental Growth Fund, Inc.
BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio
BlackRock Aurora Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio

BlackRock Global Allocation Fund, Inc.
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Financial Services Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global SmallCap Fund, Inc.
BlackRock Healthcare Fund, Inc.
BlackRock International Value Trust
BlackRock International Value Fund
BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund, Inc.
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund, Inc.
BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II
BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Value Opportunities Fund, Inc.
FDP Series, Inc.
Marsico Growth FDP Fund
MFS Research international FDP Fund
Van Kampen Value FDP Fund

(each, a “Fund” and together, the “Funds”)
Supplement dated June 19, 2009 to the
Prospectus of each Fund listed above

Effective July 1, 2009 (the “Closing Date”), Investor B Shares of each Fund will no longer be available for purchase except through exchanges, dividend reinvestments, and for purchase by certain qualified employee benefit plans. Shareholders with investments in Investor B Shares as of the Closing Date may continue to hold such shares until they automatically convert to Investor A Shares under the existing conversion schedule. All other features of Investor B Shares, including the Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect.

The automatic investment plan (“AIP”) for Investor B Shares will terminate effective July 1, 2009. Shareholders who currently are enrolled in the AIP may redirect their automatic investments into Investor A Shares or Investor C Shares.

Effective upon the Closing Date, the prospectus of each Fund is supplemented by modifying all references to the ability to purchase Investor B Shares of the Fund as set forth in this Supplement.

Shareholders should retain this Supplement for future reference.

Code# EQFUNDS-PR-SUP-0609